Document and Entity Information	May 10, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 10, 2021
Entity Registrant Name	ROCKET PHARMACEUTICALS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36829
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	350 FIFTH AVENUE
Entity Address, City or Town	NEW YORK
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10118
City Area Code	646
Local Phone Number	440-9100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001281895
Title of 12(b) Security	Common stock, $0.01 par value
Trading Symbol	RCKT
Security Exchange Name	NASDAQ